UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
10/31/13 (Unaudited)

COMMON STOCKS (94.5%)(a)
		Shares	Value

Aerospace and defense (4.9%)

Boeing Co. (The)		1,473	$192,227

General Dynamics Corp.		1,971	170,748

Honeywell International, Inc.		4,249	368,515

L-3 Communications Holdings, Inc.		778	78,150

Lockheed Martin Corp.		931	124,140

Northrop Grumman Corp.		1,657	178,143

Raytheon Co.		2,155	177,507

Rockwell Collins, Inc.		842	58,797

United Technologies Corp.		1,358	144,288

			1,492,515
Air freight and logistics (1.5%)

C.H. Robinson Worldwide, Inc.		1,183	70,672

United Parcel Service, Inc. Class B		3,929	385,985

			456,657
Airlines (0.5%)

Copa Holdings SA Class A (Panama)		319	47,703

Southwest Airlines Co.		6,061	104,370

			152,073
Beverages (1.0%)

Coca-Cola Co. (The)		1,600	63,312

PepsiCo, Inc.		2,729	229,482

			292,794
Biotechnology (1.0%)

Amgen, Inc.		2,489	288,724

			288,724
Capital markets (1.9%)

BlackRock, Inc.		438	131,754

Northern Trust Corp.		3,280	185,058

T. Rowe Price Group, Inc.		3,412	264,123

			580,935
Chemicals (3.0%)

Ecolab, Inc.		2,789	295,634

International Flavors & Fragrances, Inc.		1,175	97,114

PPG Industries, Inc.		1,377	251,412

Sherwin-Williams Co. (The)		1,015	190,820

Sigma-Aldrich Corp.		700	60,501

			895,481
Commercial banks (1.9%)

Bank of Hawaii Corp.		3,380	195,972

Cullen/Frost Bankers, Inc.		3,588	253,994

Wells Fargo & Co.		2,642	112,787

			562,753
Communications equipment (0.8%)

Harris Corp.		1,155	71,564

Motorola Solutions, Inc.		2,707	169,242

			240,806
Computers and peripherals (3.6%)

Apple, Inc.		2,056	1,073,952

			1,073,952
Consumer finance (1.8%)

American Express Co.		2,368	193,702

Discover Financial Services		6,663	345,676

			539,378
Containers and packaging (0.9%)

Ball Corp.		2,177	106,434

Bemis Co., Inc.		1,592	63,521

Packaging Corp. of America		1,765	109,923

			279,878
Diversified financial services (1.8%)

Berkshire Hathaway, Inc. Class B(NON)		870	100,120

IntercontinentalExchange, Inc.(NON)		1,103	212,581

JPMorgan Chase & Co.		1,999	103,027

McGraw-Hill Cos., Inc. (The)		2,021	140,823

			556,551
Diversified telecommunication services (2.4%)

AT&T, Inc.		6,474	234,359

CenturyLink, Inc.		2,664	90,203

Verizon Communications, Inc.		8,026	405,392

			729,954
Electric utilities (0.4%)

Pinnacle West Capital Corp.		1,915	107,297

			107,297
Electrical equipment (0.3%)

Roper Industries, Inc.		714	90,542

			90,542
Energy equipment and services (0.5%)

Diamond Offshore Drilling, Inc.		926	57,347

Oceaneering International, Inc.		1,083	93,008

			150,355
Food and staples retail (0.1%)

Wal-Mart Stores, Inc.		295	22,641

			22,641
Food products (2.5%)

General Mills, Inc.		5,228	263,596

Hershey Co. (The)		1,667	165,433

JM Smucker Co. (The)		794	88,301

Kellogg Co.		2,398	151,674

Kraft Foods Group, Inc.		1,555	84,561

			753,565
Health-care equipment and supplies (1.5%)

Abbott Laboratories		4,692	171,493

Becton, Dickinson and Co.		1,231	129,415

C.R. Bard, Inc.		1,085	147,799

			448,707
Health-care providers and services (3.6%)

AmerisourceBergen Corp.		3,158	206,312

Cardinal Health, Inc.		4,021	235,872

Henry Schein, Inc.(NON)		1,202	135,141

McKesson Corp.		2,480	387,723

Quest Diagnostics, Inc.		1,992	119,341

			1,084,389
Hotels, restaurants, and leisure (1.9%)

Dunkin' Brands Group, Inc.		876	41,768

McDonald's Corp.		1,278	123,353

Panera Bread Co. Class A(NON)		298	47,060

Starbucks Corp.		4,330	350,947

			563,128
Household products (2.8%)

Church & Dwight Co., Inc.		1,237	80,591

Colgate-Palmolive Co.		4,631	299,765

Kimberly-Clark Corp.		2,934	316,872

Procter & Gamble Co. (The)		1,921	155,121

			852,349
Industrial conglomerates (2.9%)

3M Co.		3,637	457,716

Danaher Corp.		3,475	250,513

General Electric Co.		6,251	163,401

			871,630
Insurance (3.9%)

Alleghany Corp.(NON)		337	136,627

Allied World Assurance Co. Holdings AG		876	94,862

Arch Capital Group, Ltd.(NON)		1,528	88,563

Arthur J Gallagher & Co.		2,544	120,713

Chubb Corp. (The)		2,637	242,815

Everest Re Group, Ltd.		1,048	161,120

PartnerRe, Ltd.		1,321	132,377

RenaissanceRe Holdings, Ltd.		1,159	108,610

Validus Holdings, Ltd.		2,391	94,397

			1,180,084
Internet and catalog retail (2.9%)

Amazon.com, Inc.(NON)		1,522	554,054

Priceline.com, Inc.(NON)		309	325,633

			879,687
Internet software and services (2.1%)

Google, Inc. Class A(NON)		489	503,954

IAC/InterActiveCorp.		2,423	129,364

			633,318
IT Services (5.7%)

IBM Corp.		3,323	595,515

MasterCard, Inc. Class A		766	549,299

Paychex, Inc.		4,712	199,129

Visa, Inc. Class A		1,980	389,407

			1,733,350
Media (2.8%)

Omnicom Group, Inc.		2,031	138,331

Scripps Networks Interactive Class A		837	67,379

Time Warner, Inc.		5,418	372,433

Viacom, Inc. Class B		3,266	272,025

			850,168
Multi-utilities (1.9%)

Consolidated Edison, Inc.		3,902	227,174

DTE Energy Co.		3,107	214,818

SCANA Corp.		2,572	119,932

			561,924
Multiline retail (1.9%)

Dillards, Inc. Class A		971	79,603

Dollar General Corp.(NON)		1,577	91,119

Dollar Tree, Inc.(NON)		1,860	108,624

Macy's, Inc.		1,209	55,747

Target Corp.		3,742	242,444

			577,537
Oil, gas, and consumable fuels (8.1%)

Chevron Corp.		5,595	671,176

ConocoPhillips		2,780	203,774

EQT Corp.		1,180	101,020

Exxon Mobil Corp.		10,515	942,354

Kinder Morgan, Inc.		2,905	102,576

Noble Energy, Inc.		1,341	100,481

Phillips 66		3,013	194,128

Spectra Energy Corp.		3,752	133,459

			2,448,968
Pharmaceuticals (6.4%)

AbbVie, Inc.		4,789	232,027

Bristol-Myers Squibb Co.		5,489	288,282

Eli Lilly & Co.		3,299	164,356

Johnson & Johnson		1,946	180,219

Merck & Co., Inc.		8,817	397,559

Perrigo Co.		395	54,467

Pfizer, Inc.		20,546	630,351

			1,947,261
Professional services (0.7%)

Equinix, Inc.		957	61,889

Towers Watson & Co. Class A		559	64,179

Verisk Analytics, Inc. Class A(NON)		1,159	79,415

			205,483
Real estate investment trusts (REITs) (2.6%)

Essex Property Trust, Inc.(R)		319	51,359

Federal Realty Investment Trust(R)		487	50,453

Health Care REIT, Inc.(R)		1,649	106,938

Public Storage(R)		895	149,438

Rayonier, Inc.(R)		983	46,221

Simon Property Group, Inc.(R)		1,592	246,044

Tanger Factory Outlet Centers(R)		834	29,065

Ventas, Inc.(R)		1,838	119,911

			799,429
Road and rail (0.2%)

J. B. Hunt Transport Services, Inc.		766	57,473

			57,473
Semiconductors and semiconductor equipment (3.4%)

Analog Devices, Inc.		3,218	158,647

Avago Technologies, Ltd.		3,241	147,239

Linear Technology Corp.		3,232	132,964

Maxim Integrated Products, Inc.		3,927	116,632

Texas Instruments, Inc.		7,382	310,635

Xilinx, Inc.		3,408	154,791

			1,020,908
Software (1.5%)

Intuit, Inc.		3,358	239,795

Microsoft Corp.		5,863	207,257

			447,052
Specialty retail (3.5%)

Advance Auto Parts, Inc.		679	67,343

AutoZone, Inc.(NON)		282	122,583

Home Depot, Inc. (The)		6,188	481,983

O'Reilly Automotive, Inc.(NON)		912	112,915

PetSmart, Inc.		942	68,540

Ross Stores, Inc.		1,557	120,434

Tractor Supply Co.		1,282	91,471

			1,065,269
Thrifts and mortgage finance (1.0%)

People's United Financial, Inc.		20,129	290,461

			290,461
Tobacco (2.1%)

Altria Group, Inc.		7,719	287,378

Philip Morris International, Inc.		2,107	187,776

Reynolds American, Inc.		3,215	165,155

			640,309
Trading companies and distributors (0.1%)

MSC Industrial Direct Co., Inc. Class A		438	33,450

			33,450
Wireless telecommunication services (0.2%)

SBA Communications Corp. Class A(NON)		714	62,454

			62,454

Total common stocks (cost $25,749,718)			$28,521,639

PURCHASED EQUITY OPTIONS OUTSTANDING (1.4%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-14/$152.00	$23,408	$106,022

SPDR S&P 500 ETF Trust (Put)	Sep-14/150.00	26,754	102,869

SPDR S&P 500 ETF Trust (Put)	Aug-14/145.00	29,344	72,045

SPDR S&P 500 ETF Trust (Put)	Jul-14/147.00	29,341	69,639

SPDR S&P 500 ETF Trust (Put)	Jun-14/138.00	29,341	38,470

SPDR S&P 500 ETF Trust (Put)	May-14/145.00	29,341	41,551

Total purchased equity options outstanding (cost $769,809)			$430,596

INVESTMENT COMPANIES (0.3%)(a)
		Shares	Value

Ares Capital Corp.		4,725	$82,073

Total investment companies (cost $83,854)			$82,073

SHORT-TERM INVESTMENTS (7.6%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		933,668	$933,668

SSgA Prime Money Market Fund 0.02%(P)		1,100,000	1,100,000

U.S. Treasury Bills with an effective yield of 0.09%, April 3, 2014		$272,000	271,934

Total short-term investments (cost $2,305,558)			$2,305,602

TOTAL INVESTMENTS

Total investments (cost $28,908,939)(b)			$31,339,910

WRITTEN EQUITY OPTIONS OUTSTANDING at 10/31/13 (premiums $59,434) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Dec-13/$182.00	$14,299	$6,006
SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	70,836	26,918
SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	11,037	2,649
SPDR S&P 500 ETF Trust (Call)	Nov-13/179.00	30,673	10,956
SPDR S&P 500 ETF Trust (Call)	Nov-13/180.00	41,710	8,100

Total			$54,629

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	6,277	$—	3/18/14	(3 month USD-LIBOR-BBA plus 0.28%)	A basket (DBPTNLVE) of common stocks	$24,757
baskets	3,487	—	3/18/14	(3 month USD-LIBOR-BBA plus 0.28%)	A basket (DBPTNLVE) of common stocks	13,762

Total		$—				$38,519

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $30,192,069.
(b)	The aggregate identified cost on a tax basis is $28,925,738, resulting in gross unrealized appreciation and depreciation of $3,029,474 and $615,302, respectively, or net unrealized appreciation of $2,414,172.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$1,998,042	$1,734,645	$2,799,019	$358	$933,668
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $55,582 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$3,935,789	$—	$—
Consumer staples	2,561,658	—	—
Energy	2,599,323	—	—
Financials	4,509,591	—	—
Health care	3,769,081	—	—
Industrials	3,359,823	—	—
Information technology	5,149,386	—	—
Materials	1,175,359	—	—
Telecommunication services	792,408	—	—
Utilities	669,221	—	—
Total common stocks	28,521,639	—	—
Investment companies	$82,073	$—	$—
Purchased equity options outstanding	—	430,596	—
Short-term investments	2,033,668	271,934	—

Totals by level	$30,637,380	$702,530	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written equity options outstanding	$—	$(54,629)	$—
Total return swap contracts	—	38,519	—

Totals by level	$—	$(16,110)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$469,115	$54,629

Total	$469,115	$54,629

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	170,000
Written equity option contracts (contract amount)	170,000
OTC total return swap contracts (notional)	$1,400,000

The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Note 9: Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Deutsche Bank AG	Total

	Assets:
	OTC Total return swap contracts#	—	38,519	38,519
	Purchased equity options#	430,596	—	430,596

	Total Assets	$430,596	$38,519	$469,115

	Liabilities:
	Written equity options#	54,629	—	54,629

	Total Liabilities	$54,629	$—	$54,629

	Total Financial and Derivative Net Assets	$375,967	$38,519	$414,486
	Total collateral received (pledged)##†	$375,967	$—	$375,967
	Net amount	$—	$38,519	$38,519

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013